JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 47.7%
Fixed Income — 20.8%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	14,750	116,819
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,178	42,319
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,632	18,056
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,212	19,514
JPMorgan High Yield Fund Class R6 Shares (a)	13,876	95,744
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,718	72,086
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	5,470	51,038

Total Fixed Income		415,576

International Equity — 5.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,211	109,008

U.S. Equity — 21.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,268	426,323

TOTAL INVESTMENT COMPANIES (Cost $820,939)		950,907

EXCHANGE-TRADED FUNDS — 28.7%
Alternative Assets — 2.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	429	45,645

Fixed Income — 8.2%
JPMorgan High Yield Research Enhanced ETF (a)	488	23,873
JPMorgan U.S. Aggregate Bond ETF (a)	2,747	138,755

Total Fixed Income		162,628

International Equity — 12.9%
JPMorgan BetaBuilders International Equity ETF (a)	4,656	258,649

U.S. Equity — 5.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	701	59,925
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	761	46,435

Total U.S. Equity		106,360

TOTAL EXCHANGE-TRADED FUNDS (Cost $521,265)		573,282

	Principal Amount ($000)
CORPORATE BONDS — 6.1%
Aerospace & Defense — 0.2%
Boeing Co. (The)
1.95%, 2/1/2024	100	98
1.43%, 2/4/2024	135	131
2.50%, 3/1/2025	276	270
2.75%, 2/1/2026	95	92
2.20%, 2/4/2026	85	80
2.70%, 2/1/2027	1,722	1,651
3.45%, 11/1/2028	200	192
L3Harris Technologies, Inc.
1.80%, 1/15/2031	100	87
Northrop Grumman Corp.
5.15%, 5/1/2040	242	282
3.85%, 4/15/2045	220	219
Raytheon Technologies Corp.
2.25%, 7/1/2030	422	391
2.82%, 9/1/2051	385	324

		3,817

Airlines — 0.0%(b)
American Airlines Pass-Through Trust
Series 2021-1, Class A Shares, 2.88%, 7/11/2034	744	672

Automobiles — 0.2%
General Motors Co.
6.80%, 10/1/2027	400	451
Hyundai Capital America
1.15%, 11/10/2022 (c)	1,074	1,067
2.65%, 2/10/2025 (c)	700	678
1.30%, 1/8/2026 (c)	100	92
2.38%, 10/15/2027 (c)	835	764
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (c)	318	312

		3,364

Banks — 1.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (c) (d)	300	275
AIB Group plc (Ireland)
4.75%, 10/12/2023 (c)	970	987
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (c)	470	479
Banco Santander SA (Spain)
1.85%, 3/25/2026	400	374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	200	181
2.75%, 12/3/2030	600	528
Bank of America Corp.
4.00%, 1/22/2025	874	890
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	592	547

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,407	1,415
(SOFR + 1.33%), 2.97%, 2/4/2033 (d)	55	52
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	1,243	1,049
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (c)	490	499
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (c) (d)	215	195
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (c)	365	336
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (d)	424	407
3.65%, 3/16/2025	970	972
4.34%, 1/10/2028	300	305
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (d)	200	181
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (c) (d)	770	689
(SOFR + 1.22%), 2.16%, 9/15/2029 (c) (d)	364	324
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (c) (d)	290	252
Citigroup, Inc.
3.88%, 3/26/2025	1,510	1,530
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (d)	502	497
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	418	418
Commonwealth Bank of Australia (Australia)
3.31%, 3/11/2041 (c)	290	253
Credit Agricole SA (France)
4.38%, 3/17/2025 (c)	500	505
(SOFR + 0.89%), 1.25%, 1/26/2027 (c) (d)	357	325
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (c) (d)	335	303
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	1,000	913
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	1,885	1,708
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	205	184
Intesa Sanpaolo SpA (Italy)
Series XR, 3.25%, 9/23/2024 (c)	435	431
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	220	202
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	934	943
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	230	209
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	470	474
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	410	421
Nordea Bank Abp (Finland)
1.50%, 9/30/2026 (c)	200	184
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	230	209
Societe Generale SA (France)
4.25%, 4/14/2025(c)	850	846
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (c) (d)	320	289
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (c) (d)	270	243
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (c) (d)	625	560
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (c) (d)	1,260	1,248
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (c) (d)	200	182
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (d)	200	180
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (c) (d)	200	197

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,766
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	156	140
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	70	59
3.13%, 11/18/2041	224	192

		26,548

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.75%, 7/15/2042	1,135	1,081
Keurig Dr Pepper, Inc.
3.80%, 5/1/2050	276	262

		1,343

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	300	297
3.20%, 11/21/2029	720	712
4.05%, 11/21/2039	500	514
4.25%, 11/21/2049	240	249
Amgen, Inc.
3.15%, 2/21/2040	496	453
Biogen, Inc.
2.25%, 5/1/2030	144	130
Gilead Sciences, Inc.
1.65%, 10/1/2030	481	423
2.60%, 10/1/2040	288	242
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	481	417

		3,437

Building Products — 0.0% (b)
Masco Corp.
2.00%, 10/1/2030	262	227

Capital Markets — 0.6%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	278	247
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (c) (d)	250	224
4.28%, 1/9/2028 (c)	1,120	1,118
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	905	839
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (d)	792	775
4.25%, 10/21/2025	1,486	1,522
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (d)	1,295	1,186
(SOFR + 1.11%), 2.64%, 2/24/2028(d)	288	275
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	783	784
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (c) (d)	470	428
(SOFR + 1.53%), 2.87%, 1/14/2033 (c) (d)	250	222
Morgan Stanley
5.00%, 11/24/2025	1,095	1,155
3.13%, 7/27/2026	1,003	994
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	245	225
S&P Global, Inc.
2.70%, 3/1/2029 (c)	322	312
4.25%, 5/1/2029 (c)	303	319
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (c) (d)	580	507

		11,132

Chemicals — 0.0% (b)
DuPont de Nemours, Inc.
5.32%, 11/15/2038	218	251
International Flavors & Fragrances, Inc.
3.47%, 12/1/2050(c)	185	163
LYB International Finance III LLC
1.25%, 10/1/2025	142	131
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	121	140

		685

Construction & Engineering — 0.0% (b)
Quanta Services, Inc.
2.35%, 1/15/2032	370	321

Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	500	492
6.50%, 7/15/2025	275	291
4.63%, 10/15/2027	1,005	1,025
3.00%, 10/29/2028	150	138
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (c)	110	106
5.50%, 1/15/2026 (c)	1,075	1,109
2.13%, 2/21/2026 (c)	150	137
4.25%, 4/15/2026 (c)	25	25
2.53%, 11/18/2027 (c)	1,132	1,000
Capital One Financial Corp.
3.80%, 1/31/2028	200	201
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	235	212
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (c)	595	599
5.50%, 2/15/2024 (c)	31	32

		5,367

Containers & Packaging — 0.0%(b)
Graphic Packaging International LLC
1.51%, 4/15/2026 (c)	259	238

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Diversified Consumer Services — 0.0% (b)
University of Miami
Series 2022, 4.06%, 4/1/2052	110	110

Diversified Financial Services — 0.0% (b)
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (c)	145	140
Shell International Finance BV (Netherlands)
3.13%, 11/7/2049	251	228

		368

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	668	636
2.75%, 6/1/2031	886	832
3.50%, 6/1/2041	664	611
3.55%, 9/15/2055	398	351
Verizon Communications, Inc.
3.15%, 3/22/2030	641	630
2.65%, 11/20/2040	236	201

		3,261

Electric Utilities — 0.3%
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	123	109
Duke Energy Progress LLC
2.90%, 8/15/2051	170	149
Edison International
5.75%, 6/15/2027	265	284
Emera US Finance LP (Canada)
4.75%, 6/15/2046	253	264
Entergy Arkansas LLC
2.65%, 6/15/2051	88	72
Entergy Louisiana LLC
4.00%, 3/15/2033	202	209
2.90%, 3/15/2051	80	69
Evergy, Inc.
2.90%, 9/15/2029	512	489
Fells Point Funding Trust
3.05%, 1/31/2027 (c)	560	537
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (c)	235	225
Fortis, Inc. (Canada)
3.06%, 10/4/2026	334	330
ITC Holdings Corp.
2.95%, 5/14/2030 (c)	156	148
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (c)	236	241
Massachusetts Electric Co.
4.00%, 8/15/2046 (c)	118	112
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (c)	328	258
NRG Energy, Inc.
2.00%, 12/2/2025 (c)	115	108
2.45%, 12/2/2027 (c)	410	378
OGE Energy Corp.
0.70%, 5/26/2023	140	137
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	170	166
Pacific Gas and Electric Co.
1.37%, 3/10/2023	695	682
1.70%, 11/15/2023	175	171
3.25%, 2/16/2024	485	482
3.45%, 7/1/2025	140	137
2.95%, 3/1/2026	346	329
3.75%, 8/15/2042 (e)	86	70
4.30%, 3/15/2045	90	77
PacifiCorp
4.15%, 2/15/2050	144	150
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	232	213
Series C, 4.13%, 3/1/2048	152	150
Union Electric Co.
3.90%, 4/1/2052 (f)	198	205

		6,951

Energy Equipment & Services — 0.0% (b)
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (c)	338	344

Entertainment — 0.1%
Activision Blizzard, Inc.
1.35%, 9/15/2030	244	211
Walt Disney Co. (The)
2.65%, 1/13/2031	440	421
3.50%, 5/13/2040	424	413

		1,045

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Campus Communities Operating Partnership LP
2.25%, 1/15/2029	150	137
American Tower Corp.
1.50%, 1/31/2028	205	181
1.88%, 10/15/2030	1,190	1,012
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	165
2.50%, 8/16/2031	110	97
Corporate Office Properties LP
2.75%, 4/15/2031	295	265
CubeSmart LP
2.00%, 2/15/2031	570	495
Equinix, Inc.
2.90%, 11/18/2026	360	349
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	475	411
Healthpeak Properties, Inc.
2.13%, 12/1/2028	334	307
Life Storage LP
2.40%, 10/15/2031	305	269
Office Properties Income Trust
2.40%, 2/1/2027	375	334
Physicians Realty LP
2.63%, 11/1/2031	135	122
Realty Income Corp.
1.80%, 3/15/2033	275	228
Sabra Health Care LP
3.20%, 12/1/2031	215	192

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Safehold Operating Partnership LP
2.85%, 1/15/2032	406	358
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (c)	630	632
UDR, Inc.
2.10%, 8/1/2032	482	416
1.90%, 3/15/2033	65	54
WP Carey, Inc.
2.40%, 2/1/2031	183	165
2.25%, 4/1/2033	20	17

		6,206

Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (c)	660	649
0.95%, 2/10/2026 (c)	155	141
1.30%, 2/10/2028 (c)	124	109
2.50%, 2/10/2041 (c)	125	101
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (c)	300	269
3.63%, 5/13/2051 (c)	335	304
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (c)	128	126

		1,699

Food Products — 0.0% (b)
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	159	146
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	254
4.38%, 6/1/2046	137	135
Smithfield Foods, Inc.
3.00%, 10/15/2030 (c)	508	461

		996

Gas Utilities — 0.0% (b)
Atmos Energy Corp.
0.63%, 3/9/2023	95	94
2.85%, 2/15/2052	245	207
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	238	209

		510

Health Care Equipment & Supplies — 0.0% (b)
Boston Scientific Corp.
4.55%, 3/1/2039	78	84
DH Europe Finance II SARL
3.25%, 11/15/2039	123	117

		201

Health Care Providers & Services — 0.2%
Anthem, Inc.
2.25%, 5/15/2030	488	448
Banner Health
1.90%, 1/1/2031	323	286
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	195	165
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	240	199
CommonSpirit Health
1.55%, 10/1/2025	85	80
2.78%, 10/1/2030	195	182
3.91%, 10/1/2050	80	76
HCA, Inc.
5.25%, 6/15/2026	1,104	1,165
3.50%, 7/15/2051	265	230
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	165	154
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	50	44
MultiCare Health System
2.80%, 8/15/2050	149	123
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	175	155
Piedmont Healthcare, Inc.
2.86%, 1/1/2052	230	188
Universal Health Services, Inc.
2.65%, 10/15/2030 (c)	225	204
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	375	317

		4,016

Hotels, Restaurants & Leisure — 0.0% (b)
Starbucks Corp.
3.35%, 3/12/2050	251	226

Household Durables — 0.0% (b)
Lennar Corp.
4.50%, 4/30/2024	85	87
MDC Holdings, Inc.
3.97%, 8/6/2061	275	213

		300

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (c)	840	814
Constellation Energy Generation LLC
3.25%, 6/1/2025	1,014	1,010
5.75%, 10/1/2041	210	227
Southern Power Co.
5.15%, 9/15/2041	260	276

		2,327

Industrial Conglomerates — 0.0% (b)
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	578	621
Roper Technologies, Inc.
1.75%, 2/15/2031	277	239

		860

Insurance — 0.2%
Athene Global Funding
0.95%, 1/8/2024 (c)	501	482
2.75%, 6/25/2024 (c)	349	344
2.50%, 1/14/2025 (c)	141	137
Berkshire Hathaway Finance Corp.
3.85%, 3/15/2052	185	189
Brown & Brown, Inc.
2.38%, 3/15/2031	488	429

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Corebridge Financial, Inc.
3.65%, 4/5/2027 (c)	165	165
3.85%, 4/5/2029 (c)	120	120
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (c)	352	298
New York Life Insurance Co.
3.75%, 5/15/2050 (c)	510	494
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (c)	200	183
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (c)	495	438

		3,279

IT Services — 0.0% (b)
CGI, Inc. (Canada)
1.45%, 9/14/2026 (c)	215	198
2.30%, 9/14/2031 (c)	385	336
Global Payments, Inc.
3.20%, 8/15/2029	395	375

		909

Leisure Products — 0.0% (b)
Hasbro, Inc.
3.90%, 11/19/2029	291	292

Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	137
3.50%, 3/1/2042	115	95
3.70%, 4/1/2051	532	438
Comcast Corp.
3.25%, 11/1/2039	431	409
2.80%, 1/15/2051	305	257
Discovery Communications LLC
3.63%, 5/15/2030	210	204

		1,540

Metals & Mining — 0.0% (b)
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (c)	320	320
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (c)	398	356
Steel Dynamics, Inc.
1.65%, 10/15/2027	316	287

		963

Multiline Retail — 0.0% (b)
Kohl’s Corp.
3.38%, 5/1/2031	392	378
Nordstrom, Inc.
4.25%, 8/1/2031	292	266

		644

Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	241	204
CenterPoint Energy, Inc.
1.45%, 6/1/2026	225	209
Consumers Energy Co.
3.25%, 8/15/2046	117	108
San Diego Gas & Electric Co.
2.95%, 8/15/2051	370	325
Southern Co. Gas Capital Corp.
Series 21A, 3.15%, 9/30/2051	170	144
WEC Energy Group, Inc.
1.38%, 10/15/2027	266	239

		1,229

Oil, Gas & Consumable Fuels — 0.4%
Boardwalk Pipelines LP
4.45%, 7/15/2027	205	209
BP Capital Markets America, Inc.
3.63%, 4/6/2030	365	371
2.77%, 11/10/2050	238	199
Coterra Energy, Inc.
3.90%, 5/15/2027 (c)	155	156
Diamondback Energy, Inc.
3.25%, 12/1/2026	398	397
Energy Transfer LP
3.90%, 5/15/2024 (e)	592	595
3.90%, 7/15/2026	404	406
4.40%, 3/15/2027	475	483
5.00%, 5/15/2044 (e)	565	553
Enterprise Products Operating LLC
4.45%, 2/15/2043	354	357
Exxon Mobil Corp.
3.00%, 8/16/2039	734	680
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (c)	195	181
4.32%, 12/30/2039 (c)	135	126
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (c)	250	226
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (c)	550	527
3.45%, 10/15/2027 (c)	334	322
HollyFrontier Corp.
2.63%, 10/1/2023	232	230
5.88%, 4/1/2026	123	128
Lundin Energy Finance BV (Netherlands)
2.00%, 7/15/2026 (c)	200	186
MPLX LP
4.50%, 4/15/2038	256	262
NGPL PipeCo LLC
3.25%, 7/15/2031 (c)	210	196
Phillips 66 Partners LP
3.55%, 10/1/2026	245	245
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	509	538
Targa Resources Corp.
4.20%, 2/1/2033 (f)	90	91
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	495	451

		8,115

Personal Products — 0.0%(b)
GSK Consumer Healthcare Capital US LLC
4.00%, 3/24/2052 (c)	350	351

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	55	73
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	317
2.35%, 11/13/2040	533	450
Merck & Co., Inc.
2.35%, 6/24/2040	348	300
Royalty Pharma plc
2.15%, 9/2/2031	35	30
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,220	1,087
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	263	261
Viatris, Inc.
3.85%, 6/22/2040	292	252
4.00%, 6/22/2050	203	171

		2,941

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	241	240
Kansas City Southern
4.70%, 5/1/2048	192	212
Norfolk Southern Corp.
3.05%, 5/15/2050	237	211
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (c)	800	746
Union Pacific Corp.
3.55%, 8/15/2039	345	340

		1,749

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc.
2.38%, 6/1/2030	639	594
Analog Devices, Inc.
2.80%, 10/1/2041	236	212
Broadcom, Inc.
1.95%, 2/15/2028 (c)	529	476
3.19%, 11/15/2036 (c)	78	68
KLA Corp.
3.30%, 3/1/2050	412	388
Microchip Technology, Inc.
0.97%, 2/15/2024	260	249
0.98%, 9/1/2024 (c)	380	360
NXP BV (China)
2.50%, 5/11/2031 (c)	355	318
3.25%, 5/11/2041 (c)	365	321
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (c)	370	313

		3,299

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	67	65
Oracle Corp.
2.30%, 3/25/2028	165	151
2.95%, 4/1/2030	643	593
3.80%, 11/15/2037	619	560
VMware, Inc.
1.40%, 8/15/2026	421	386
4.70%, 5/15/2030	415	439
Workday, Inc.
3.50%, 4/1/2027	241	241

		2,435

Specialty Retail — 0.1%
Lowe’s Cos., Inc.
1.70%, 10/15/2030	240	209
3.70%, 4/15/2046	509	489
Tractor Supply Co.
1.75%, 11/1/2030	501	430

		1,128

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	500	497
2.70%, 8/5/2051	295	256
Dell International LLC
6.20%, 7/15/2030	970	1,106

		1,859

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (c) (d)	1,267	1,169

Tobacco — 0.1%
Altria Group, Inc.
2.45%, 2/4/2032	375	326
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	433
4.39%, 8/15/2037	265	246
3.73%, 9/25/2040	398	326

		1,331

Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	440	434
2.88%, 1/15/2026	250	241
1.88%, 8/15/2026	700	645

		1,320

Wireless Telecommunication Services — 0.0%(b)
America Movil SAB de CV (Mexico)
2.88%, 5/7/2030	250	238
Rogers Communications, Inc. (Canada)
4.55%, 3/15/2052 (c)	160	159

		397

TOTAL CORPORATE BONDS (Cost $133,692)		121,521

MORTGAGE-BACKED SECURITIES — 4.5%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	577	586

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Pool # QB4026, 2.50%, 10/1/2050	2,224	2,134
Pool # QB4045, 2.50%, 10/1/2050	1,368	1,307
Pool # QB4484, 2.50%, 10/1/2050	879	848
Pool # QB4542, 2.50%, 10/1/2050	724	698
Pool # RA4224, 3.00%, 11/1/2050	302	296
Pool # QB8503, 2.50%, 2/1/2051	825	789
Pool # QC4789, 3.00%, 7/1/2051	669	658
Pool # QD4686, 4.00%, 1/1/2052	464	475
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	1,708	1,837
Pool # FM3118, 3.00%, 5/1/2050	542	534
Pool # BQ2894, 3.00%, 9/1/2050	1,270	1,250
Pool # BQ3996, 2.50%, 10/1/2050	941	904
Pool # BQ5243, 3.50%, 10/1/2050	400	402
Pool # CA7398, 3.50%, 10/1/2050	1,476	1,488
Pool # BR4318, 3.00%, 1/1/2051	255	249
Pool # CA8637, 4.00%, 1/1/2051	2,076	2,160
Pool # CB2637, 2.50%, 1/1/2052	1,017	972
Pool # BU3079, 3.00%, 1/1/2052	568	558
Pool # BV0273, 3.00%, 1/1/2052	1,430	1,403
Pool # CB2670, 3.00%, 1/1/2052	906	891
Pool # BV4831, 3.00%, 2/1/2052	459	450
Pool # BV0295, 3.50%, 2/1/2052	1,304	1,325
Pool # BV3950, 4.00%, 2/1/2052	567	587
FNMA, Other
Pool # AM3010, 5.07%, 3/1/2028	568	613
Pool # BL8639, 1.09%, 4/1/2028	773	699
Pool # AM5319, 4.34%, 1/1/2029	510	543
Pool # BL5457, 2.57%, 7/1/2029	875	857
Pool # BS0448, 1.27%, 12/1/2029	1,089	978
Pool # BL9748, 1.60%, 12/1/2029	448	411
Pool # AN7593, 2.99%, 12/1/2029	334	334
Pool # AN8285, 3.11%, 3/1/2030	340	345
Pool # AM8544, 3.08%, 4/1/2030	144	145
Pool # BL9251, 1.45%, 10/1/2030	850	763
Pool # BL9891, 1.37%, 12/1/2030	608	543
Pool # AN6149, 3.14%, 7/1/2032	1,025	1,033
Pool # BM3226, 3.44%, 10/1/2032 (g)	1,398	1,442
Pool # AN7923, 3.33%, 1/1/2033	640	655
Pool # BS5357, 3.41%, 3/1/2033 (f)	799	819
Pool # AN9067, 3.51%, 5/1/2033	345	355
Pool # BS5511, IO, 3.45%, 8/1/2033 (f)	1,030	1,051
Pool # BL1012, 4.03%, 12/1/2033	335	365
Pool # BL0900, 4.08%, 2/1/2034	190	204
Pool # AN4430, 3.61%, 1/1/2037	715	737
Pool # BS5107, 3.22%, 3/1/2037 (f)	615	618
Pool # BF0230, 5.50%, 1/1/2058	1,809	2,030
Pool # BF0497, 3.00%, 7/1/2060	827	817
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.00%, 4/25/2052	860	841
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,221	1,240
Pool # BR3929, 3.50%, 10/20/2050	537	557
Pool # BW1726, 3.50%, 10/20/2050	749	772
Pool # BS8546, 2.50%, 12/20/2050	1,953	1,864
Pool # BR3928, 3.00%, 12/20/2050	949	973
Pool # BU7538, 3.00%, 12/20/2050	634	637
Pool # 785294, 3.50%, 1/20/2051	1,901	1,951
Pool # CA8452, 3.00%, 2/20/2051	2,436	2,439
Pool # CA9005, 3.00%, 2/20/2051	514	526
Pool # CB1543, 3.00%, 2/20/2051	1,732	1,738

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Pool # CA3588, 3.50%, 2/20/2051	1,617	1,642
Pool # CB1536, 3.50%, 2/20/2051	1,846	1,874
Pool # CB1542, 3.00%, 3/20/2051	1,348	1,352
Pool # CB4433, 3.00%, 3/20/2051	2,138	2,111
Pool # CC0070, 3.00%, 3/20/2051	303	306
Pool # CC8726, 3.00%, 3/20/2051	386	387
Pool # CC8738, 3.00%, 3/20/2051	471	473
Pool # CC8723, 3.50%, 3/20/2051	2,247	2,280
Pool # CC0088, 4.00%, 3/20/2051	206	212
Pool # CC0092, 4.00%, 3/20/2051	266	275
Pool # CC8727, 3.00%, 4/20/2051	607	609
Pool # CC8739, 3.00%, 4/20/2051	1,592	1,597
Pool # CC8740, 3.00%, 4/20/2051	1,466	1,471
Pool # CC8751, 3.00%, 4/20/2051	310	311
Pool # CA3563, 3.50%, 7/20/2051	1,098	1,127
Pool # CE2586, 3.50%, 7/20/2051	1,597	1,621
Pool # MA7534, 2.50%, 8/20/2051	15,111	14,675
Pool # MA7649, 2.50%, 10/20/2051	1,447	1,406
Pool # CK1527, 3.50%, 12/20/2051	1,134	1,152
Pool # CJ8184, 3.50%, 1/20/2052	1,216	1,260
Pool # CK2716, 3.50%, 2/20/2052	894	907
GNMA II, Other
Pool # 785183, 2.94%, 10/20/2070 (g)	863	839

TOTAL MORTGAGE-BACKED SECURITIES (Cost $97,154)		90,583

ASSET-BACKED SECURITIES — 4.5%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (c)	504	500
Series 2021-A, Class B, 1.79%, 4/15/2027 (c)	925	893
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (c)	735	729
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (c)	543	511
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (c)	695	691
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 8/15/2046 (c)	870	801
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	714	678
Series 2016-3, Class AA, 3.00%, 10/15/2028	935	869
Series 2021-1, Class B, 3.95%, 7/11/2030	935	846
Series 2019-1, Class AA, 3.15%, 2/15/2032	1,121	1,052
American Credit Acceptance Receivables Trust
Series 2020-4, Class C, 1.31%, 12/14/2026 (c)	895	885
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (c)	430	420
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (c)	220	205
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (c)	810	745
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	404	370
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 ‡ (c)	340	307
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (c)	325	312
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (c)	175	172
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (c)	1,202	1,158
Series 2021-1A, Class A, 2.16%, 4/15/2036 (c)	786	731
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (c)	1,093	1,017
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (c)	439	417
Carvana Auto Receivables Trust
Series 2020-P1, Class C, 1.32%, 11/9/2026	445	417
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (c)	579	538

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (c)	210	202
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (c)	284	283
Series 2021-B, Class C, 1.23%, 3/15/2027 (c)	730	709
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (c)	1,845	1,814
Series 2020-2A, Class C, 2.73%, 11/15/2029 (c)	845	832
Series 2021-2A, Class A, 0.96%, 2/15/2030 (c)	1,215	1,175
Series 2021-3A, Class A, 1.00%, 5/15/2030 (c)	1,285	1,240
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A, 1.35%, 2/16/2027 (c)	275	270
Crossroads Asset Trust
Series 2021-A, Class A2, 0.82%, 3/20/2024 (c)	153	152
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (c)	525	487
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	198	198
Series 2020-1, Class A, 2.50%, 6/10/2028	552	512
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	224	215
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (c)	547	531
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (c)	375	363
Series 2021-2A, Class C, 1.10%, 2/16/2027 (c)	225	217
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (c)	508	481
Series 2021-A, Class C, 2.09%, 8/27/2035 ‡ (c)	214	201
Exeter Automobile Receivables Trust
Series 2021-2A, Class C, 0.98%, 6/15/2026	810	790
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (c)	1,154	1,123
Series 2021-1A, Class A, 1.27%, 3/15/2027 (c)	789	768
First Investors Auto Owner Trust
Series 2021-1A, Class B, 0.89%, 3/15/2027 (c)	395	383
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (c)	1,215	1,073
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (c)	505	490
Series 2020-4, Class C, 1.28%, 2/16/2027 (c)	665	643
FMC GMSR Issuer Trust
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (g)	745	689
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (c)	61	61
Series 2021-2, Class A, 0.68%, 6/19/2028 (c)	104	104
Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (c)	900	890
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (c)	750	742
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (c)	290	289
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (c)	1,162	1,063
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (c)	714	663
JetBlue Pass-Through Trust
Series 2020-1, Class B, 7.75%, 11/15/2028	417	456
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (c)	1,051	1,033
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (c)	929	923
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (c)	550	536
Series 2021-B, Class A, 1.11%, 2/15/2029 (c)	1,279	1,260
Series 2021-B, Class B, 1.68%, 2/15/2029 (c)	595	561
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (c)	1,420	1,410
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (c)	470	457
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (c)	1,180	1,174
Series 2021-AA, Class A, 1.86%, 3/20/2036 (c)	1,145	1,047
Marlette Funding Trust
Series 2021-1A, Class A, 0.60%, 6/16/2031 (c)	156	156
Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (c)	897	879

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (c)	1,225	1,189
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (c)	995	970
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 ‡ (c)	1,329	1,248
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (c)	215	203
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (c)	710	681
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	733	713
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	597	566
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	1,520	1,435
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (c)	424	421
Series 2021-1A, Class A, 0.93%, 3/22/2027 (c)	630	616
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (c)	295	280
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (c)	9	9
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (c)	2,235	2,110
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (c)	175	175
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (c)	1,087	1,072
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (c)	1,545	1,497
Series 2021-3, Class A, 1.15%, 5/15/2029 (c)	1,649	1,616
PRET LLC
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (c) (g)	1,437	1,396
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (c) (e)	1,621	1,560
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (c) (e)	1,263	1,211
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (c)	568	530
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (c)	420	385
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (c)	855	811
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	2,393	2,154
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (c)	995	941
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (c)	675	659
Series 2021-A, Class A, 2.30%, 12/22/2031 (c)	1,697	1,611
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class B, 0.71%, 8/17/2026 (c)	535	504
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	525	519
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (c)	367	349
Series 2021-2A, Class B, 1.80%, 9/20/2038 ‡ (c)	448	433
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (c)	955	941
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (c)	270	267
Series 2021-1A, Class C, 1.33%, 9/16/2024 (c)	315	310
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	203	190
Series 2019-2, Class B, 3.50%, 5/1/2028	512	463
Series 2016-1, Class A, 3.45%, 7/7/2028	534	497
Series 2016-2, Class A, 3.10%, 10/7/2028	751	688
Series 2018-1, Class A, 3.70%, 3/1/2030	567	528
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (c)	231	225
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (c)	447	446
Series 2021-1, Class A, 0.87%, 3/20/2031 (c)	153	151
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (c)	530	513
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (c) (e)	435	423
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (e)	515	499

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Veros Auto Receivables Trust
Series 2021-1, Class A, 0.92%, 10/15/2026 (c)	449	444
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (e)	532	516
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (c) (e)	2,050	1,987
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (e)	1,778	1,708
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (c) (e)	944	902
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (c) (e)	830	801
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (c) (e)	1,338	1,303
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (c) (e)	1,554	1,503
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (c)	538	523
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (c)	300	294
Series 2020-3A, Class D, 1.65%, 2/17/2026 (c)	420	407

TOTAL ASSET-BACKED SECURITIES (Cost $93,044)		89,202

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	10,092	7,952
1.13%, 8/15/2040	12,384	9,708
1.88%, 2/15/2041	1,354	1,206
2.25%, 5/15/2041	259	245
1.75%, 8/15/2041	560	485
2.00%, 11/15/2041	260	235
2.25%, 8/15/2046	1,235	1,155
1.25%, 5/15/2050	853	636
1.38%, 8/15/2050	18,645	14,351
1.63%, 11/15/2050	1,836	1,505
1.88%, 2/15/2051	599	523
U.S. Treasury Notes
0.13%, 1/31/2023 (h)	9,893	9,776
1.75%, 7/31/2024	4,945	4,868
1.88%, 2/28/2027	4,244	4,130
1.25%, 4/30/2028	2,990	2,785
1.25%, 5/31/2028	3,392	3,158
1.00%, 7/31/2028	1,570	1,437
1.88%, 2/28/2029	1,082	1,044
1.13%, 2/15/2031	5,895	5,323
1.88%, 2/15/2032	3,570	3,428
U.S. Treasury STRIPS Bonds
1.04%, 8/15/2026 (i)	2,735	2,455
1.16%, 5/15/2027 (i)	2,780	2,449

TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,003)		78,854

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (c) (e)	1,003	962
Bayview Finance LLC
0.00%, 7/12/2033 ‡	1,082	1,082
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	1,265	1,173
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (c) (g)	263	261
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (c) (g)	1,080	1,068
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (c) (g)	1,141	1,096
FNMA Trust, Whole Loan
Series 2002-W8, Class A1, 6.50%, 6/25/2042	470	502
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	238	255
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	379	383
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,199	2,236
FNMA, REMIC Trust, Whole Loan
Series 2002-W3, Class A4, 6.50%, 11/25/2041	950	1,026
GNMA
Series 2015-H11, Class FC, 0.66%, 5/20/2065 (g)	646	645
Series 2021-H14, Class YD, 8.42%, 6/20/2071 (g)	1,000	1,199
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (e)	489	474

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (c) (g)	465	447
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (c) (g)	845	819
Series 2021-10, Class A1, 2.49%, 10/25/2026 (c) (e)	374	358
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	622	625
Series 2019-2, Class M55D, 4.00%, 8/25/2058	1,143	1,164
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,018	1,037
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,465	1,450
Series 2020-3, Class TTW, 3.00%, 5/25/2060	1,481	1,476
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (c) (e)	318	316
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (g)	2,072	2,016
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (c)	355	352
Series 2021-2, Class A, 2.35%, 10/17/2027 (c)	1,150	1,139

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,514)		23,561

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 1.30%, 12/18/2037 (c) (g)	521	516
Series 2021-FL4, Class AS, 1.57%, 12/18/2037 (c) (g)	575	563
BPR Trust
Series 2021-KEN, Class A, 1.65%, 2/15/2029 (c) (g)	415	412
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.90%, 7/25/2041 (c) (g)	935	890
Series 2021-MN1, Class M1, 2.10%, 1/25/2051 (c) (g)	276	267
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	798	812
Series K-1510, Class A2, 3.72%, 1/25/2031	295	314
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	269	252
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (g)	1,619	194
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (c) (g)	595	567
Series 2015-K48, Class C, 3.64%, 8/25/2048 (c) (g)	50	49
Series 2016-K56, Class B, 3.94%, 6/25/2049 (c) (g)	450	450
Series 2017-K728, Class C, 3.65%, 11/25/2050 (c) (g)	230	228
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 1.20%, 12/15/2037 (c) (g)	443	433
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	885	823

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,185)		6,770

FOREIGN GOVERNMENT SECURITIES — 0.1%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (c)	200	184
Republic of Panama (Panama)
3.16%, 1/23/2030	300	293
Republic of Peru (Peru)
2.78%, 12/1/2060	162	127
United Mexican States (Mexico)
2.66%, 5/24/2031	1,035	943
3.50%, 2/12/2034	727	676

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,445)		2,223

	Shares (000)
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (j) (Cost $59,203)	59,203	59,203

Total Investments — 100.1% (Cost $1,844,444)		1,996,106

Liabilities in Excess of Other Assets — (0.1)%		(1,876)

Net Assets — 100.0%		1,994,230

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2022.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	The rate shown is the effective yield as of March 31, 2022.
(j)	The rate shown is the current yield as of March 31, 2022.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	328	06/2022	USD	74,317	6,028
U.S. Treasury 10 Year Note	408	06/2022	USD	50,088	(1,553)

					4,475

Short Contracts
MSCI Emerging Markets E-Mini Index	(616)	06/2022	USD	(34,653)	(2,862)

					1,613

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2022.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$69,707	$19,495	$89,202
Collateralized Mortgage Obligations	—	21,517	2,044	23,561
Commercial Mortgage-Backed Securities	—	6,770	—	6,770
Corporate Bonds	—	121,521	—	121,521
Exchange-Traded Funds	573,282	—	—	573,282
Foreign Government Securities	—	2,223	—	2,223
Investment Companies	950,907	—	—	950,907
Mortgage-Backed Securities	—	90,583	—	90,583
U.S. Treasury Obligations	—	78,854	—	78,854
Short-Term Investments
Investment Companies	59,203	—	—	59,203

Total Investments in Securities	$1,583,392	$391,175	$21,539	$1,996,106

Appreciation in Other Financial Instruments
Futures Contracts	$6,028	$—	$—	$6,028
Depreciation in Other Financial Instruments
Futures Contracts	(4,415)	—	—	(4,415)

Total Net Appreciation/Depreciation in Other Financial Instruments	$1,613	$—	$—	$1,613

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of March 31, 2022
Investments in Securities:
Asset-Backed Securities	$13,396	$—	$(984)	$(1)		$9,184	$(5,309)	$6,785	$(2,389)	$(1,187)	$19,495
Collateralized Mortgage Obligations	5,053	(1)	(38)	—	(b)	1,245	(1,546)	—	(3,856)	1,187	2,044
Commercial Mortgage-Backed Securities	590	—	—	—		—	—	—	(590)	—	—

Total	$19,039	$(1)	$(1,022)	$(1)		$10,429	$(6,855)	$6,785	$(6,835)	$—	$21,539

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(1,010).

There were no significant transfers into or out of level 3 for the period ended March 31, 2022.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$19,495	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (17.06%)
			Yield (Discount Rate of Cash Flows)	2.29% - 5.49% (4.37%)

Asset-Backed Securities	19,495

	962	Discounted Cash Flow	Constant Prepayment Rate	12.50% (12.50%)
			Yield (Discount Rate of Cash Flows)	4.72% (4.72%)

Collateralized Mortgage Obligations	962

Total	$20,457

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At March 31, 2022, the value of these investments was $1,082. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$7,967	$7,716	$(251)	$—	$—	—	$—		$—
JPMorgan BetaBuilders International Equity ETF (a)	330,989	14,662	65,709	2,205	(23,498)	258,649	4,656	7,930		—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	67,494	—	28,682	5,233	1,600	45,645	429	1,028		—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	67,810	6,707	12,001	1,188	(3,779)	59,925	701	493		—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	44,460	6,294	—	—	(4,319)	46,435	761	408		—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	—	118,438	—	—	(1,619)	116,819	14,750	129		—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	37,342	13,582	3,355	(180)	(5,070)	42,319	6,178	1,175		—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	109,508	38,140	12,791	(1,855)	(23,994)	109,008	6,211	2,909		2,783
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	37,384	1,451	14,994	(3,054)	(2,731)	18,056	2,632	1,451		—
JPMorgan Equity Index Fund Class R6 Shares (a)	329,195	137,863	57,148	1,363	15,050	426,323	6,268	3,969		5,508
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	21,495	496	2,143	(131)	(203)	19,514	2,212	495		—
JPMorgan High Yield Fund Class R6 Shares (a)	58,107	54,553	13,968	90	(3,038)	95,744	13,876	1,876		—
JPMorgan High Yield Research Enhanced ETF (a)	72,973	7,416	51,628	(2,496)	(2,392)	23,873	488	2,411		—
JPMorgan Income Fund Class R6 Shares (a)	45,195	1,120	44,182	(1,622)	(511)	—	—	1,209		—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	69,580	9,964	6,584	43	(917)	72,086	6,718	1,254		—
JPMorgan Managed Income Fund Class L Shares (a)	822	—	822	2	(2)	—	—	—	(b)	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	175,229	6,689	123,049	(3,719)	(4,112)	51,038	5,470	1,996		404
JPMorgan U.S. Aggregate Bond ETF (a)	130,046	104,738	86,440	(1,025)	(8,564)	138,755	2,747	1,351		147
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c)	67,712	458,677	467,186	—	—	59,203	59,203	16		—
JPMorgan U.S. Value Factor ETF (a)	112,506	—	113,726	4,434	(3,214)	—	—	364		—

Total	$1,777,847	$988,757	$1,112,124	$225	$(71,313)	$1,583,392		$30,464		$8,842

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2022.